PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Computers and peripheral equipment	$51,466	$16,800
Office furniture and equipment	12,823	3,546
Production equipment	574,515	-
Leasehold improvement	3,381	3,381

	642,185	23,727
Accumulated depreciation:

Computers and peripheral equipment	10,196	463
Office furniture and equipment	535	17
Production equipment	13,727	-
Leasehold improvement	363	24

	24,821	504

Property and equipment, net	$617,364	$23,223

Depreciation expenses for the year ended December 31, 2012 and for the period ended December 31, 2011 amounted to $24,317 and $504, respectively.